Share-based payment arrangements (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Plan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Warrants and options CHF Instrument	Dec. 31, 2011 Warrants and options CHF Instrument	Dec. 31, 2010 Warrants and options CHF	Dec. 31, 2012 Warrants and options USD ($) Instrument	Dec. 31, 2012 Exercise price of 26.00 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 36.40 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 19.00 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 22.50 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise Price 25.50 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price 15.75 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price 17.50 Warrants and options CHF Instrument
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 60,000,000	$ 67,000,000	$ 66,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	19,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period				3 years
Expiration period after date of grant				6 years
Time period of interest rate used as the basis for the risk-free rate				6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				27.00%	26.00%	30.00%
Dividend yield (as a percent)				3.60%	2.44%	2.35%
Expected term				6 years	6 years	6 years
Risk-free interest rate (as a percent)				0.30%	1.59%	1.20%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period				165,600,000			242,500,000	25,900,000	27,100,000	22,800,000	37,000,000	44,300,000	69,700,000	15,700,000
Number of instruments Granted				86,800,000
Number of instruments Exercised				(4,100,000)
Number of instruments Forfeited				(4,500,000)
Number of instruments, Expired				(1,300,000)
Number of instruments outstanding at end of period					165,600,000		242,500,000	25,900,000	27,100,000	22,800,000	37,000,000	44,300,000	69,700,000	15,700,000
Number of instruments Vested and expected to vest at end of period							228,600,000
Number of instruments Exercisable at end of period							84,200,000
Number of shares outstanding at beginning of period (in shares)				33,100,000			48,500,000	5,200,000	5,400,000	4,600,000	7,400,000	8,900,000	13,900,000	3,100,000
Share-equivalent of instruments granted (in shares)				17,400,000
Share-equivalent of instruments exercised (in shares)				(800,000)
Share-equivalent of instruments forfeited (in shares)				(900,000)
Share-equivalent of instruments expired (in shares)				(300,000)
Number of shares outstanding at end of period (in shares)					33,100,000		48,500,000	5,200,000	5,400,000	4,600,000	7,400,000	8,900,000	13,900,000	3,100,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)							45,700,000
Share-equivalent of instruments exercisable at end of period (in shares)							16,800,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				25.56
Weighted-average exercise price, Granted (in Swiss francs per share)				16.07
Weighted-average exercise price, Exercised (in Swiss francs per share)				15.30
Weighted-average exercise price, Forfeited (in Swiss francs per share)				21.36
Weighted-average exercise price, Expired (in Swiss francs per share)				31.58
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				22.38	25.56
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				22.46
Weighted-average exercise price, Exercisable (in Swiss francs per share)				27.05
Weighted-average remaining contractual term, Outstanding							3 years 8 months 12 days	4 months 24 days	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest							3 years 7 months 6 days
Weighted-average remaining contractual term, Exercisable							1 year 7 months 6 days
Exercise price (in Swiss francs)								26.00	36.40	19.00	22.50	25.50	15.75	17.50
Aggregate intrinsic value, Outstanding				45,800,000
Aggregate intrinsic value, Vested and expected to vest				42,800,000
Aggregate intrinsic value, Exercisable				800,000
Number of shares of the entity receivable upon exercise of each warrant and option				5
Cash received upon exercise of options and warrants				14,000,000
Unrecognized compensation cost, non-vested warrants and option							64,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported				2 years
Weighted-average grant-date fair value of warrants and options (per instrument)				0.59	0.83	0.81
Aggregate intrinsic value of instruments exercised					11,000,000	9,000,000